Significant Events and Transactions in the Period (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Aug. 31, 2025	Apr. 02, 2025	Feb. 27, 2025	Jun. 30, 2025	Jun. 30, 2024
Significant Events and Transactions in the Period [Line Items]
Underwriting discounts and offering expenses		$ 2,600
Proceeds from exercise of options				$ 49
Exercise price for granted options	$ 1.8
Underwriting Public Offering [Member]
Significant Events and Transactions in the Period [Line Items]
Ordinary shares		1,290,000
Offering price per share		$ 2.25
Gross proceeds		$ 2,900
Over-Allotment [Member]
Significant Events and Transactions in the Period [Line Items]
Ordinary shares		193,500
Shares Options [Member]
Significant Events and Transactions in the Period [Line Items]
Ordinary shares			106,812
Exercise price			$ 3.97
Number of Shares Options Granted			3 years
Proceeds from exercise of options			$ 168,782
Ordinary Shares [Member] | Underwriting Public Offering [Member]
Significant Events and Transactions in the Period [Line Items]
Gross proceeds		$ 2,900